Quarterly portfolio holdings
John Hancock
Global Environmental Opportunities Fund
International equity
July 31, 2026
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Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 97.0%		$51,053,648
(Cost $41,501,449)
Brazil 2.4%		1,287,377
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	236,216	1,287,377
Canada 3.1%		1,628,768
Stantec, Inc.	10,087	711,850
WSP Global, Inc.	7,505	916,918
China 2.3%		1,187,471
Contemporary Amperex Technology Company, Ltd., H Shares	15,000	1,187,471
Denmark 3.2%		1,678,938
Novonesis A/S, B Shares	25,781	1,678,938
France 11.1%		5,847,430
Cie de Saint-Gobain SA	13,549	1,273,431
Legrand SA	9,628	1,463,737
Schneider Electric SE	5,580	1,874,798
Veolia Environnement SA	31,047	1,235,464
Germany 5.0%		2,651,538
SAP SE	6,027	1,104,720
Siemens AG	4,721	1,546,818
Ireland 4.9%		2,564,513
Eaton Corp. PLC	2,828	1,174,186
Trane Technologies PLC	3,056	1,390,327
Italy 2.4%		1,260,572
Terna - Rete Elettrica Nazionale	109,958	1,260,572
Japan 4.3%		2,274,470
Hitachi, Ltd.	43,900	1,438,627
Tokyo Electron, Ltd.	2,500	835,843
Netherlands 5.0%		2,603,382
ASM International NV	327	302,851
ASML Holding NV	1,396	2,300,531
Spain 2.6%		1,371,651
Iberdrola SA	57,745	1,371,651
Sweden 2.8%		1,476,636
Atlas Copco AB, A Shares	69,884	1,476,636
Taiwan 7.4%		3,908,520
MediaTek, Inc.	11,000	1,171,805
Taiwan Semiconductor Manufacturing Company, Ltd.	37,000	2,736,715
United Kingdom 2.4%		1,276,481
nVent Electric PLC	8,298	1,276,481
United States 38.1%		20,035,901
AAON, Inc.	9,995	890,155
Agilent Technologies, Inc.	10,934	1,512,938
Analog Devices, Inc.	3,362	1,235,232
Applied Materials, Inc.	2,307	1,171,195
Arista Networks, Inc. (A)	4,981	898,323
Autodesk, Inc. (A)	2,978	697,448
Bentley Systems, Inc., Class B	23,298	825,681
Cadence Design Systems, Inc. (A)	5,397	1,835,088
2	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Carlisle Companies, Inc.	3,546	$1,276,276
Carrier Global Corp.	20,958	1,295,414
Ecolab, Inc.	4,524	1,255,998
Nextpower, Inc., Class A (A)	11,335	1,018,676
PTC, Inc. (A)	1,106	151,743
Quanta Services, Inc.	1,921	1,281,999
Republic Services, Inc.	3,926	826,619
Synopsys, Inc. (A)	2,790	1,084,640
Veralto Corp.	9,738	917,027
Waste Management, Inc.	3,373	764,153
Xylem, Inc.	9,381	1,097,296

Total investments (Cost $41,501,449) 97.0%	$51,053,648
Other assets and liabilities, net 3.0%	1,574,435
Total net assets 100.0%	$52,628,083

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-26:
Industrials	47.7%
Information technology	31.0%
Utilities	9.8%
Materials	5.6%
Health care	2.9%
Other assets and liabilities, net	3.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL ENVIRONMENTAL OPPORTUNITIES FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$1,287,377	$1,287,377	—	—
Canada	1,628,768	1,628,768	—	—
China	1,187,471	—	$1,187,471	—
Denmark	1,678,938	—	1,678,938	—
France	5,847,430	—	5,847,430	—
Germany	2,651,538	—	2,651,538	—
Ireland	2,564,513	2,564,513	—	—
Italy	1,260,572	—	1,260,572	—
Japan	2,274,470	—	2,274,470	—
Netherlands	2,603,382	—	2,603,382	—
Spain	1,371,651	—	1,371,651	—
Sweden	1,476,636	—	1,476,636	—
Taiwan	3,908,520	—	3,908,520	—
United Kingdom	1,276,481	1,276,481	—	—
United States	20,035,901	20,035,901	—	—
Total investments in securities	$51,053,648	$26,793,040	$24,260,608	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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